ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 - ACCOUNTS RECEIVABLE:

Accounts receivable consist of the following:

	December 31
	2020	2019

Trade	9,396	6,186
Notes receivable	2,252	1,248
Less - allowance for doubtful debt	(672)	(432)
	10,976	7,002
Less - non-current accounts receivable	(477)	(374)
Total accounts receivable	10,499	6,628